CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Shares subject to possible redemption		10,248,923
Shares subject to possible redemption, par value per share		$ 10.00
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A common stock
Shares subject to possible redemption	9,208,333	10,248,923
Shares subject to possible redemption, par value per share	$ 10.00	$ 10.00
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common stock, shares issued	2,696,667	1,656,077
Common stock, shares outstanding	2,696,667	1,656,077
Class B common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000